Offerings	Feb. 16, 2026
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior Debt Securities of Voya
Offering Note
(1)	An indeterminate aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be sold at indeterminate prices.
(2)
Each registrant hereby states that it elects to rely on Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), to defer payment of all of the registration fee. Registration fees will be paid subsequently on a “pay as you go” basis. Each registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Guarantees of Holdings of Senior Debt Securities of Voya
Offering Note
(1)	An indeterminate aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be sold at indeterminate prices.
(2)
Each registrant hereby states that it elects to rely on Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), to defer payment of all of the registration fee. Registration fees will be paid subsequently on a “pay as you go” basis. Each registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

(3)
Pursuant to Rule 457(n) under the Securities Act, no registration fee is payable with respect to the guarantees of Voya or Holdings being registered. No separate consideration will be received for Depositary Shares representing shares of Preferred Stock issued by Voya, and no separate registration fee will be paid in respect of such Depositary Shares.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Subordinated Debt Securities of Voya
Offering Note
(1)	An indeterminate aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be sold at indeterminate prices.
(2)
Each registrant hereby states that it elects to rely on Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), to defer payment of all of the registration fee. Registration fees will be paid subsequently on a “pay as you go” basis. Each registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Guarantees of Holdings of Subordinated Debt Securities of Voya
Offering Note
(1)	An indeterminate aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be sold at indeterminate prices.
(2)
Each registrant hereby states that it elects to rely on Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), to defer payment of all of the registration fee. Registration fees will be paid subsequently on a “pay as you go” basis. Each registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

(3)
Pursuant to Rule 457(n) under the Securities Act, no registration fee is payable with respect to the guarantees of Voya or Holdings being registered. No separate consideration will be received for Depositary Shares representing shares of Preferred Stock issued by Voya, and no separate registration fee will be paid in respect of such Depositary Shares.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Guarantees of Voya and Holdings
Offering Note
(1)	An indeterminate aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be sold at indeterminate prices.
(2)
Each registrant hereby states that it elects to rely on Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), to defer payment of all of the registration fee. Registration fees will be paid subsequently on a “pay as you go” basis. Each registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

(3)
Pursuant to Rule 457(n) under the Securities Act, no registration fee is payable with respect to the guarantees of Voya or Holdings being registered. No separate consideration will be received for Depositary Shares representing shares of Preferred Stock issued by Voya, and no separate registration fee will be paid in respect of such Depositary Shares.

Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock of Voya, par value $0.01 per share
Offering Note
(1)	An indeterminate aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be sold at indeterminate prices.
(2)
Each registrant hereby states that it elects to rely on Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), to defer payment of all of the registration fee. Registration fees will be paid subsequently on a “pay as you go” basis. Each registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock of Voya, par value $0.01 per share
Offering Note
(1)	An indeterminate aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be sold at indeterminate prices.
(2)
Each registrant hereby states that it elects to rely on Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), to defer payment of all of the registration fee. Registration fees will be paid subsequently on a “pay as you go” basis. Each registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Depositary Shares of Voya
Offering Note
(1)	An indeterminate aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be sold at indeterminate prices.
(2)
Each registrant hereby states that it elects to rely on Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), to defer payment of all of the registration fee. Registration fees will be paid subsequently on a “pay as you go” basis. Each registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

(3)
Pursuant to Rule 457(n) under the Securities Act, no registration fee is payable with respect to the guarantees of Voya or Holdings being registered. No separate consideration will be received for Depositary Shares representing shares of Preferred Stock issued by Voya, and no separate registration fee will be paid in respect of such Depositary Shares.

Offering: 9
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants of Voya
Offering Note
(1)	An indeterminate aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be sold at indeterminate prices.
(2)
Each registrant hereby states that it elects to rely on Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), to defer payment of all of the registration fee. Registration fees will be paid subsequently on a “pay as you go” basis. Each registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

Offering: 10
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units of Voya
Offering Note
(1)	An indeterminate aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be sold at indeterminate prices.
(2)
Each registrant hereby states that it elects to rely on Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), to defer payment of all of the registration fee. Registration fees will be paid subsequently on a “pay as you go” basis. Each registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.